Impairment Testing of Goodwill - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	14.87%	10.00%
Growth rate used to extrapolate cash flow projections	1.50%	1.50%
Revised pre tax discount rate applied to cash flow projections	16.87%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in growth rate used to extrapolate cash flow projections	0.75%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 13
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	19.60%	9.04%
Growth rate used to extrapolate cash flow projections	1.50%	1.50%
Revised pre tax discount rate applied to cash flow projections	21.60%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Gross margin of cash generating unit	66.40%
Expected growth rate in gross margin	55.00%
Reduction in gross margin to allow present value of net assets to be recovered	0.75%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 11
ARES [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	11.22%
Revised pre tax discount rate applied to cash flow projections	13.22%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in growth rate used to extrapolate cash flow projections	50.00%
Coil [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	24.50%
Growth rate used to extrapolate cash flow projections	1.50%
Revised pre tax discount rate applied to cash flow projections	26.50%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in growth rate used to extrapolate cash flow projections	0.75%